Business Combination - Disclosure of Detailed Information About Purchase Consideration (Details)	Jun. 19, 2018 NZD ($)
Business Combination
Shares issued (2,068,438 shares at $6.86 per share fair value)	$ 14,196,000
Total purchase consideration	$ 14,196,000